Tax Effects of Significant Temporary Differences (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Deductible temporary differences:
Allowance for loan losses	$ 121.8	6,198.2	5,935.0
Unrealized loss on securities available for sale	69.8	3,553.4	2,771.1
Investments, others	13.6	693.0	244.6
Employee benefits	38.2	1,942.1	1,603.4
Others	47.9	2,432.0	2,148.2
Deferred tax asset	291.3	14,818.7	12,702.3
Taxable temporary differences:
Property and equipment	16.2	822.6	993.9
Loan origination cost	21.8	1,108.5	713.2
Derivatives	2.4	121.9	148.6
Intangible assets	26.0	1,321.8	2,126.9
Deferred tax liability	66.4	3,374.8	3,982.6
Net deferred tax (asset) liability	$ (224.9)	(11,443.9)	(8,719.7)